Balance Sheet Components - Summary of Accrued Expenses And Other Liabilities (Details) - A Place For Rover INC - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Accrued Expenses And Other Liabilities [Line Items]
Accrued merchant fees	$ 4	$ 172	$ 778
Income and other tax liabilities	661	185	711
Accrued legal expenses and open claims	481	382	656
Lease incentive, current		491	453
Coupon liabilities		226	352
Accrued interest	294	259
Accrued professional services	485	872	213
Other current liabilities	190	386
Accrued expenses and other current liabilities	$ 5,545	2,747	4,663
Previously Reported
Schedule Of Accrued Expenses And Other Liabilities [Line Items]
Other current liabilities		$ 160	1,180
Series G Preferred Stock
Schedule Of Accrued Expenses And Other Liabilities [Line Items]
Series G preferred stock holdback liability			$ 320